Summary of Significant Accounting Policies (Details) - Schedule of Revenue by Source Generated from Services - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 12	$ 39	$ 25	$ 79	$ 511	$ 120
Epigenetic biomarker services [Member]
Disaggregation of Revenue [Line Items]
Total revenue					400
Epigenetic biomarker royalties [Member]
Disaggregation of Revenue [Line Items]
Total revenue					83	85
Life insurance commissions [Member]
Disaggregation of Revenue [Line Items]
Total revenue					$ 28	$ 35